CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 486,412	$ 545,974	$ 575,871
Cost of revenues	352,470	397,335	412,457
Gross profit	133,942	148,639	163,414
Operating expenses:
Research and development	3,974	4,146	3,635
Marketing and selling	62,047	66,770	74,786
General and administrative	39,081	40,681	43,323
Legal settlements and loss contingencies, net	6,319	12,359	8,903
Total operating expenses	111,421	123,956	130,647
Operating income	22,521	24,683	32,767
Finance expenses, net	10,199	5,578	3,639
Income before taxes on income	12,322	19,105	29,128
Taxes on income	4,700	6,243	4,560
Net income	7,622	12,862	24,568
Net income attributable to non-controlling interest	404		163
Net income attributable to controlling interest	$ 7,218	$ 12,862	$ 24,405
Basic and Diluted net income per share of ordinary shares	$ 0.21	$ 0.37	$ 0.72
Weighted average number of ordinary shares used in computing basic income per share (in thousands)	34,419	34,384	34,358
Weighted average number of ordinary shares used in computing diluted income per share (in thousands)	34,474	34,460	34,409